Net Income (Loss) Per Share (Details) - Schedule of computation of diluted net loss per share attributable to common stockholders - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Legacy Clarus Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,246	183,438
IPO Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	5,750,000	0
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,445,000	0
PIPE Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,748,338	0
Stock Option and Unvested Restricted Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,516,970	0
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	0	36,756,498